(LOSS) EARNING PER SHARE	12 Months Ended
Dec. 31, 2021
(LOSS) EARNING PER SHARE
(LOSS) EARNING PER SHARE

28.  (LOSS) EARNING PER SHARE

Basic and diluted (loss) earning per share for each of the years presented were calculated as follows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Numerator:
Net (loss) earning	(181,246)	(2,680,259)	515,101	80,831
Net income attributable to noncontrolling interest	(1,046)	(29,088)	(15,003)	(2,354)
Net (loss) earning attributable to the Company	(182,292)	(2,709,347)	500,098	78,477
Plus undeclared cumulative dividend on perpetual convertible preferred shares	—	(22,806)	—	—
Deemed distribution to perpetual convertible preferred shareholders	—	(470,643)	—	—
Dividend distribution to perpetual convertible preferred shareholders	—	—	(5,831)	(915)
Adjusted net (loss) earning attributable to ordinary shareholders - Basic	(182,292)	(3,202,796)	494,267	77,562

Changes in the fair value of convertible promissory notes	—	—	(829,149)	(130,112)
Adjusted interest for convertible promissory notes	—	—	9,703	1,523
Adjusted net loss attributable to ordinary shareholders -Diluted	(182,292)	(3,202,796)	(325,179)	(51,027)

Denominator:
Weighted average number of shares outstanding—basic	668,833,756	716,888,919	865,352,554	865,352,554
Weighted average number of shares outstanding—diluted	668,833,756	716,888,919	911,591,433	911,591,433
(Loss) earning per share—Basic:
Net (loss) earning	(0.27)	(4.47)	0.57	0.09
	(0.27)	(4.47)	0.57	0.09
Loss per share—Diluted:
Net loss	(0.27)	(4.47)	(0.36)	(0.06)
	(0.27)	(4.47)	(0.36)	(0.06)

In 2019, 2020 and 2021, the Company issued 6,700,002, nil and 7,800,000 ordinary shares to its share depositary bank which will be used to settle stock option awards upon their exercise, respectively. No consideration was received by the Company for this issuance of ordinary shares. These ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of loss per share. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company.

Stock options, RSUs, the Company’s series A preferred shares (Note 18) and 2026 Convertible Notes (Note 19) or other potentially dilutive equity instruments were excluded from the calculation of diluted loss earnings per share if they were anti-dilutive.